Income Taxes, Reconciliation of Statutory to Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Between Effective and Statutory Tax Rate [Abstract]
Pre-tax loss	$ (120,284)	$ (83,217)	$ (61,422)
Statutory rate	(42,099)	(29,126)	(21,498)
State income tax net of federal benefit	(2,371)	(4,099)	(3,194)
Impact of foreign tax rate differential	4,072	0	0
Net change in valuation allowance	(18,917)	43,438	30,857
Tax credits	4,189	(11,007)	(6,187)
IPO/Deconsolidation adjustment	37,911	0	0
Tax Cuts and Jobs Act	19,046	0	0
Nondeductible times and other	(556)	794	22
Income tax expense	$ 1,275	$ 0	$ 0
Reconciliation Between Effective and Statutory Tax Rate Percentage [Abstract]
Statutory rate	35.00%	35.00%	35.00%
State income tax net of federal benefit	2.00%	4.90%	5.20%
Impact of foreign tax rate differential	(3.40%)	0.00%	0.00%
Net change in valuation allowance	15.70%	(52.10%)	(50.20%)
Tax credits	(3.50%)	13.20%	10.00%
IPO/Deconsolidation adjustment	(31.50%)	0.00%	0.00%
Tax Cuts and Jobs Act	(15.80%)	0.00%	0.00%
Nondeductible times and other	0.50%	(1.00%)	0.00%
Effective rate	(1.00%)	0.00%	0.00%